Note 12 - Operating Loss Carryforwards (Details) ¥ in Thousands	Mar. 31, 2016 JPY (¥)
Others [Member] | Tax Year 2018 [Member]
Operating Loss Carryforward	¥ 79,790
Others [Member] | Tax Year 2019 [Member]
Operating Loss Carryforward	214,286
Others [Member] | Tax Year 2020 [Member]
Operating Loss Carryforward	829,986
Others [Member] | Tax Year 2021 and Thereafter [Member]
Operating Loss Carryforward	1,800,221
Others [Member]
Operating Loss Carryforward	2,924,283
Enterprise Tax [Member] | Tax Year 2021 and Thereafter [Member]
Operating Loss Carryforward	253,286
Enterprise Tax [Member]
Operating Loss Carryforward	253,286
Inhabitant Tax [Member] | Tax Year 2021 and Thereafter [Member]
Operating Loss Carryforward	18,663
Inhabitant Tax [Member]
Operating Loss Carryforward	¥ 18,663